Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 4,164,659	$ 6,960,258
Trade accounts receivable, net	1,120,403	958,705
Other receivables	706,071	2,031,415
Inventories	1,238,919	1,704,391
Due from related company	762,380
Restricted cash	115,250	117,063
Prepaid expenses	329,292	222,336
Total current assets	8,436,974	11,994,168
Long-term assets:
Vessels, net	48,027,416	48,826,128
Restricted cash	6,134,267	6,134,267
Total assets	62,598,657	66,954,563
Current liabilities
Long-term bank loans, current portion	3,651,102	4,870,241
Trade accounts payable	1,896,833	2,288,525
Accrued expenses	996,836	1,301,805
Accrued preferred dividends	393,222
Deferred revenues	658,768	417,634
Derivative	22,681	41,435
Vessel profit participation liability	1,067,500
Due to related company		2,672,895
Total current liabilities	8,686,942	11,592,535
Long-term liabilities
Long-term bank loans, net of current portion	31,718,127	31,716,549
Vessel profit participation liability		1,067,500
Total long-term liabilities	31,718,127	32,784,049
Total liabilities	40,405,069	44,376,584
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 19,605 and 19,686 issued and outstanding, respectively)	18,835,253	18,757,361
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 12,515,645 issued and outstanding)	375,476	375,476
Additional paid-in capital	233,692,990	233,668,127
Accumulated deficit	(230,710,131)	(230,222,985)
Total shareholders’ equity	3,358,335	3,820,618
Total liabilities, mezzanine equity and shareholders’ equity	$ 62,598,657	$ 66,954,563